Subsequent events	12 Months Ended
Oct. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

22. Subsequent events

Subsequent to October 31, 2023:

(a) The Company secured four private placements with investors for net proceeds of $113,260 and issued a total of 2,400,000 common shares with no warrants, pursuant to prospectus and registrations set forth in applicable securities law.

(b) The Company secured $137,188 in convertible debentures with issuance dates between November 22, 2023 and January 12, 2024. The convertible debentures have a 12 month term, interest rate of 4% per annum and expiring dates ranging from November 22, 2024 to January 12, 2025. The conversion features become effective six months after initiation date.

(c) On January 1, 2024, the Company secured $79,227 ($109,900 CAD) in a convertible debenture with a 12 month term, interest rate of 12% per annum and expiring on January 11, 2025.

(d) The Company converted $127,704 of convertible debentures and accrued interest through the issuance of 3,780,426 common shares.

(e) The Company repaid $154,391 on two of its convertible debentures, as well as a partial payment of $5,000 on another convertible debenture.

(f) A total of 25,000 stock options expired unexercised on December 15, 2023

(g) The Company extended its convertible debentures, with an original maturity date ranging between November 2, 2023 to January 27, 2024, for an additional 6 months, expiring between May 2, 2024 and July 27, 2024. There were no significant changes to the terms of the convertible debentures as a result of the extension.